Summary of Principal Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer deposits
Customer deposits secured by right to purchase units of property in a development project at a prescribed price	$ 0	$ 33,038,106
Accounts receivable
Allowance for doubtful accounts	60,232,453	35,953,537
Unbilled accounts receivable	268,589,167	246,730,442
Billed accounts receivable	88,852,935	57,870,268
Total	357,442,102	304,600,710
Properties held for sale
Impairment of properties held for sale	$ 0	$ 0	$ 0
Minimum
Investment in affiliates
Ownership interest to represent significant influence (as a percent)	20.00%
Ownership interest to represent more than minor influence for investments in investment funds (as a percent)	3.00%